REDEEMABLE SERIES B CONVERTIBLE PREFERRED STOCK (Details) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Mar. 07, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2006
Temporary Equity [Line Items]
Convertible preferred stock, conversion price	$ 0.25
Preferred stock, par value			$ 1
Preferred stock dividends
Preferred stock, conversion, percent of stated value	0.00%
Series B Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock, conversion price			$ 0.035
Preferred stock, par value			$ 100
Preferred stock, dividend rate								10.00%
Issuance of shares of stock as a dividend			7,461.55	6,780.79
Fair value of stock dividend			2,378,919	2,493,930
Preferred stock, cash dividend threshold, percentage of aggregate share ownership									25.00%
Series B Preferred Stock [Member] | Event of Default [Member]
Temporary Equity [Line Items]
Preferred stock, dividend rate			10.00%
Threshold amount of judgement loss that triggers default status			$ 100,000